Material related party transactions	12 Months Ended
Dec. 31, 2025
Material related party transactions
Material related party transactions
34	Material related party transactions
(a)	Name and relationship with related parties

Name of related parties	Relationship with the Group
Dr. Tony Xu Han	Founder, Chairman, Executive Director and CEO
Mr. Yan Li	Co-founder, Executive Director and Chief Technology Officer
Mr. Hua Zhong	Senior Vice President
Ms. Jennifer Xuan Li	Chief Financial Officer and Head of International
Mr. Qingxiong Yang	Vice President
Mr. Jean-François Salles	Non-Executive Director
Mr. Kazuhiro Doi	Non-Executive Director
Mr. David Tong Zhang	Independent Director
Ms. Huiping Yan	Independent Director
Mr. Tony FanCheong Chan	Independent Director
Mr. Grégoire de Franqueville	Former Non-Executive Director
Mr. Takao Asami	Former Non-Executive Director
Alliance Automotive R&D (Shanghai) Co., Ltd., Alliance Ventures, B.V. and Nissan Mobility Service Co., Ltd (collectively “Alliance affiliates”)	Affiliates of a shareholder

Zhengzhou Yutong Bus Co., Ltd.,

Zhengzhou Yutong Heavy Industry Co., Ltd.,

Yutong Heavy Equipment Co., Ltd.,

Zhengzhou Yutong Mining Equipment Co., Ltd,

and Ourland Environmental Technical Ltd (collectively “Yutong affiliates”) (Note(i))

Affiliates of a shareholder prior to January 1, 2025, when the shareholder had significant influence over the Company
Guangzhou Yuji Technology Co., Ltd. and its subsidiaries (collectively “Yuji affiliates”)	Entity controlled by a close family member of Dr. Tony Xu Han

(b)	Key management personnel compensation

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Short-term employment benefits (excluding discretionary bonus)	18,191	15,575	18,611
Discretionary bonus	7,396	15,425	15,029
Contributions to defined contribution retirement plans	264	229	215
Share-based compensation expenses	621,172	973,975	135,836
	647,023	1,005,204	169,691

(c)	Other transactions with related parties

In addition to the transactions disclosed elsewhere in these consolidated financial statements, the Group entered into the following continuing material related party transactions during the years presented:

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Sales of goods to:
Yutong affiliates	5,708	—	—
Alliance affiliates	4,510	2,840	—
	10,218	2,840	—
Service rendered to:
Alliance affiliates	14,898	15,053	7,632
Yutong affiliates	23,390	13,816	—
Yuji affiliates	—	528	—
	38,288	29,397	7,632
Purchases of goods or services from:
Yutong affiliates (Note (i))	18,377	71,042	—
Yuji affiliates	111,532	90,055	66,805
	129,909	161,097	66,805

Payments made on behalf of customers to:
Yuji affiliates	34,848	65,238	2,734
	34,848	65,238	2,734
Disposal of property and equipment to:
Yuji affiliates	—	—	1,431
	—	—	1,431

Notes:

(i)	The Group sold and recognized goods purchased from Yutong affiliates for business operation in cost of goods sold in the amount of RMB10.8 million and RMB 9.1 million for the years ended December 31, 2023, 2024, respectively.
(ii)	The Group entered into a share subscription agreement with one of Alliance affiliates in July 2024, who committed to subscribe shares of the Company as a cornerstone investor with an aggregate purchase price of USD97.0 million (equivalent to RMB689.6 million). The Company issued 18,774,194 Class A ordinary shares for cash consideration of USD5.17 each to the shareholder and collected the subscription consideration upon completion of the IPO.
(iii)	In July 2024, the Company issued 80,544,159 ordinary shares to settle vested restricted shares held by certain management personnel and withheld 45,449,991 vested restricted share units to fund the withholding tax payable arising from the settlement of these vested restricted share units amounting to RMB394.2 million.

(d)	Balances with related parties

	As of December 31,
	2024	2025
	RMB’000	RMB’000
Trade related
Trade receivables from:
Alliance affiliates	3,944	590
Yutong affiliates	11,880	—
Less: loss allowance	(2,707)	(16)
Trade receivables, net of loss allowance	13,117	574
Prepayments to:
Yuji affiliates	—	8,436
Yutong affiliates	13,501	—
Prepayments to and amounts due from related parties	26,618	9,010
Trade related
Amounts due to related parties
Trade and other payables to:
Yutong affiliates	2,185	—
Yuji affiliates	7,265	1,949
	9,450	1,949

As of December 31, 2024 and 2025, amounts due from related parties are unsecured, interest-free and repayable on demand.